Form N-1A Cover	Apr. 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 10, 2026
Prospectus Date	Apr. 30, 2025